Significant Accounting Policies - Impairment of Long-lived Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2016 USD ($) item
Impairment of Long-lived Assets:
Impairment loss of vessels held and used	$ 210,715	$ 415,118
Vessels
Impairment of Long-lived Assets:
Impairment loss of vessels held and used	$ 210,700	$ 415,100
Number of vessels on which impairment loss is recorded | item	10	25
Vessels | Minimum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	1 year
Vessels | Maximum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	18 years